COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue [abstract]
Base rent	$ 740	$ 920	$ 1,537	$ 1,794
Straight-line rent	24	33	50	58
Lease termination	21	4	26	8
Other lease income	128	0	266	0
Other revenue from tenants	217	0	348	0
Other	0	93	0	185
Total commercial property revenue	$ 1,130	$ 1,050	$ 2,227	$ 2,045